Borrowings	12 Months Ended
Dec. 31, 2022
Borrowings
Borrowings

Note 7:   Borrowings

At December 31, 2022 and 2021, as a member of the Federal Home Loan Bank system the Bank had the ability to obtain up to $177.2 million and $154.1 million, respectively, in additional borrowings based on securities and certain loans pledged to the FHLB. At December 31, 2022 and 2021, the Bank had approximately $248.0 million and $228.2 million, respectively of one-

to four-family residential real estate and commercial real estate loans pledged as collateral for borrowings. Also at December 31, 2022 and 2021, the Company and the Bank have cash management lines of credit with various correspondent banks (excluding FHLB cash management lines of credit) enabling additional borrowings of up to $18.0 million. At December 31, 2022 and 2021 the Company had no outstanding borrowings with the FHLB.

Securities sold under repurchase agreements were approximately $18.1 million and $15.7 million at December 31, 2022 and 2021, respectively.

Securities sold under agreements to repurchase are financing arrangements whereby the Company sells securities and agrees to repurchase the identical securities at the maturities of the agreements at specified prices. Physical control is maintained for all securities sold under repurchase agreements. Information concerning securities sold under agreements to repurchase is summarized as follows:

	2022	2021

	(Dollars in thousands)
Balance outstanding at year end	$18,106	$15,701
Average daily balance during the year	$22,581	$19,452
Average interest rate during the year	1.02%	0.12%
Maximum month-end balance during the year	$28,114	$26,653
Weighted-average interest rate at year end	3.04%	0.12%

All repurchase agreements are subject to term and conditions of repurchase/security agreements between the Company and the customer and are accounted for as secured borrowings. The Company’s repurchase agreements reflected in short-term borrowings consist of customer accounts and securities which are pledged on an individual security basis.

The following table presents the Company’s repurchase agreements accounted for as secured borrowings:

Remaining Contractual Maturity of the Agreement

(In thousands)

	Overnight and			Greater than 90
December 31, 2022	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
State and municipal obligations	$18,106	$—	$—	$—	$18,106
Total	$18,106	$—	$—	$—	$18,106

	Overnight and			Greater than 90
December 31, 2021	Continuous	Up to 30 Days	30‑90 Days	Days	Total
Repurchase Agreements
U.S government agencies	$15,701	$—	$—	$—	$15,701
Total	$15,701	$—	$—	$—	$15,701

Securities with an approximate carrying value of $38.8 million and $37.5 million at December 31, 2022 and 2021, respectively, were pledged as collateral for repurchase borrowings.